CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Online music and entertainment USD ($)	Dec. 31, 2013 Online music and entertainment CNY	Dec. 31, 2012 Online music and entertainment CNY	Dec. 31, 2011 Online music and entertainment CNY	Dec. 31, 2013 Online games USD ($)	Dec. 31, 2013 Online games CNY	Dec. 31, 2012 Online games CNY	Dec. 31, 2011 Online games CNY	Dec. 31, 2013 Others USD ($)	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2013 Online advertising USD ($)	Dec. 31, 2013 Online advertising CNY	Dec. 31, 2012 Online advertising CNY	Dec. 31, 2011 Online advertising CNY
Net revenues
Total net revenues	$ 301,217	1,823,468	820,031	319,655	$ 140,887	852,885	286,446	52,854	$ 99,462	602,111	332,287	165,933	$ 33,899	205,212	83,655	13,589	$ 26,969	163,260	117,643	87,279
Cost of revenues	(145,696)	(881,999)	(416,133)	(182,699)
Gross profit	155,521	941,469	403,898	136,956
Operating expenses
Research and development expenses	(44,106)	(267,005)	(176,725)	(106,804)
Sales and marketing expenses	(4,122)	(24,955)	(16,954)	(13,381)
General and administrative expenses	(33,129)	(200,554)	(109,788)	(118,241)
Total operating expenses	(81,357)	(492,514)	(303,467)	(238,426)
Other income	4,473	27,078	2,465	1,982
Operating (loss) income	78,637	476,033	102,896	(99,488)
Gain on disposal of an equity investment			651
Gain on disposal of a cost investment			2,351
Foreign currency exchange gains (losses), net	4,882	29,555	(4,153)	14,143
Interest income	9,948	60,221	16,316	4,890
(Loss) income before income tax expenses	93,467	565,809	118,061	(80,455)
Income tax expenses	(14,859)	(89,951)	(29,041)	(1,343)
(Loss) income before share of (loss) income in equity method investments, net of income taxes	78,608	475,858	89,020	(81,798)
Share of (loss) income in equity method investments, net of income taxes	309	1,869	157	(1,358)
Net (loss) income attributable to YY Inc.	78,917	477,727	89,177	(83,156)
(Accretion) decretion to convertible redeemable preferred shares redemption value			1,293,875	(223,663)
Allocation of net income to participating preferred shareholders			(478,754)
Net (loss) income attributable to common shareholders	78,917	477,727	904,298	(306,819)
Net (loss) income	78,917	477,727	89,177	(83,156)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil tax	(5,123)	(31,014)	(1,204)	(11,130)
Comprehensive (loss) income attributable to YY Inc.	$ 73,794	446,713	87,973	(94,286)
Net (loss) income per common share
-Basic (in CNY/dollars per share)	$ 0.07	0.43	1.50	(0.63)
-Diluted (in CNY/dollars per share)	$ 0.07	0.40	0.09	(0.63)
Weighted average number of common shares used in calculating net (loss) income per common share
-Basic (in shares)	1,122,475,688	1,122,475,688	604,703,810	485,883,845
-Diluted (in shares)	1,181,121,297	1,181,121,297	992,468,836	485,883,845